Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		For the Period from January 14, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common shares
Numerator:
Allocation of net loss, as adjusted	$(2,141,472)	$(535,368)	$(5,990,311)	$(1,815,599)
Denominator:
Basic and diluted weighted average common shares outstanding	25,376,598	6,344,150	20,481,452	6,207,710
Basic and diluted net loss per common shares	$(0.08)	$(0.08)	$(0.29)	$(0.29)

Schedule of Reconciliation of common stock reflected in the balance sheet

At September 30, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$253,765,980
Less:
Proceeds allocated to Public Warrants	$(10,340,965)
Class A common stock issuance costs	$(13,786,000)
Plus:
Accretion of carrying value to redemption value	$24,126,965
Class A common stock subject to possible redemption	$253,765,980